Borrowings - Additional Information (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Borrowings
Borrowings, interest rate	3.00%
Banking facility	¥ 125.0	¥ 380.3
Minimum
Borrowings
Borrowings, interest rate		4.20%
Maximum
Borrowings
Borrowings, interest rate		5.50%
Within 1 year | Minimum
Borrowings
Borrowings, interest rate	4.20%	3.50%
Within 1 year | Maximum
Borrowings
Borrowings, interest rate	6.20%	15.00%
LPR+Eighty BP | Borrowings Due on June 2025
Borrowings
Borrowings maturity	June 2025
LPR+Eighty BP | Borrowings Due on January 2025
Borrowings
Borrowings partially repayable date	Jan. 31, 2025
LPR+Eighty BP | Borrowings Due on February 2025
Borrowings
Borrowings partially repayable date	Feb. 28, 2025
LPR+Eighty BP | Borrowings Due on December 2025
Borrowings
Borrowings partially repayable date	Dec. 31, 2025
LPR+Eighty BP | Borrowings Due on October 2027
Borrowings
Borrowings partially repayable date	Oct. 31, 2027